Schedule of purchase price to the fair values of assets acquired and liabilities assumed (Details) (Paranthetical)			12 Months Ended
		Jun. 03, 2024 $ / shares shares	Dec. 31, 2025	Jun. 03, 2024 $ / shares shares
Patents [member]
IfrsStatementLineItems [Line Items]
Useful life intangible assets description			expiring between 2027 and 2041
Aeterna zentaris inc [member]
IfrsStatementLineItems [Line Items]
Shares deemed issued	[1]	1,213,967		1,213,967
Share price | (per share)		$ 6.99		$ 0.225
Exchanged price per share | $ / shares		$ 0.02360
Warrants issued	[2]	633,543		633,543
Warrants deemed issued	[3]	114,405		114,405
Aeterna zentaris inc [member] | Patents [member]
IfrsStatementLineItems [Line Items]
Useful life intangible assets description		expiring between 2027 and 2041
Aeterna zentaris inc [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Share price | (per share)		$ 6.99		$ 0.225
Exchanged price per share | $ / shares		$ 0.02360
Warrants issued		633,543		633,543
Exercise price per share | $ / shares		$ 0.01

[1]	The fair value of the 1,213,967 common shares deemed issued to Aeterna shareholders of $6.99 per share was based on the listed share price of Ceapro as at June 3, 2024 (CA$0.225), after giving effect to the exchange of each outstanding Ceapro common share for 0.02360 of a Aeterna common share and the foreign currency exchange rate.
[2]	The fair value of the 633,543 New Warrants (“New Warrants”) issued to Aeterna shareholders was based on the listed share price of Ceapro as at June 3, 2024 of $6.99 (CA$0.225) less the exercise price of $0.01, after giving effect to the exchange of each outstanding Ceapro Common Share for 0.02360 of a Aeterna Zentaris Common Share and the foreign currency exchange rate.
[3]	The fair value of the 114,405 warrants deemed issued to Aeterna warrant holders was estimated using a Black-Scholes option pricing model, considering the terms and conditions upon which the warrants were issued, using the following assumptions: